PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.                                      PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of March 31,
	2013	2014

Medical equipment	$30,805	$46,275
Leasehold improvements	22,310	33,807
Computer equipment and application software	5,569	7,815
Furniture and fixtures	3,718	5,329
Motor vehicles	440	732
Construction in progress	385	8,560
Less: accumulated depreciation and amortization	30,655	38,874
	$32,572	$63,644

Depreciation expenses charged to the consolidated statement of operations for the years ended March 31, 2012, 2013 and 2014 were $5,722, $7,112 and $8,874, respectively.